UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:


/s/ Jerome Crown                   New York, NY              November 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $61,243
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number               Name

          28-
----         -------------------             ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                  TITLE                   VALUE     SHRS OR SH/ PUT/   INVSTMT   OTHER         VTNG AUTHTY
NAME OF ISSUER                  OF CLASS       CUSIP     (X$1000)   PRN AMT PRN CALL   DSCRETN   MGRS    SOLE     SHARED   OTHER
AMERICAN ITALIAN PASTA CO     CL A           027070101      80       10339  SH         SOLE               10339
ARBINET-THE EXCHANGE INC      COM            03875P100      55       10600  SH         SOLE               10600
AVI BIOPHARMA INC             COM            002346104      68       18806  SH         SOLE               18806
AVIGEN INC                    COM            053690103     108       20927  SH         SOLE               20927
BOSTON COMMUNICATIONS GROUP   COM            100582105      30       15000  SH         SOLE               15000
CREDENCE SYSTEMS CORP         COM            225302108      29       10000  SH         SOLE               10000
EPIQ SYSTEMS INC              COM            26882D109     150       10200  SH         SOLE               10200
EQUITY INNS INC               COM            294703103     170       10700  SH         SOLE               10700
FALCONSTOR SOFTWARE INC       COM            306137100      85       11000  SH         SOLE               11000
FLOW INTL CORP                COM            343468104     154       11900  SH         SOLE               11900
GREY WOLF INC                 COM            397888108     126       18858  SH         SOLE               18858
HARVEST NATURAL RESOURCES     COM            41754V103     125       12100  SH         SOLE               12100
HAYES LEMMERZ INTL INC        COM            420781304      33       15000  SH         SOLE               15000
HOKU SCIENTIFIC INC           COM            434712105      44       11000  SH         SOLE               11000
INTL DISPLAYWORKS INC         COM            459412102     159       25000  SH         SOLE               25000
ISHARES TR                    RUSSELL 2000   464287655   18000      250000  SH         SOLE              250000
LAKES ENTERTAINMENT INC       COM            51206P109      99       10300  SH         SOLE               10300
MIVA INC                      COM            55311R108      45       13606  SH         SOLE               13606
MATRIA HEALTHCARE INC         COM            576817209     206        7400  SH         SOLE                7400
NASDAQ 100                    UNIT SER 1     631100104   20325      500000  SH         SOLE              500000
NAVISITE INC                  COM            63935M208      43       11839  SH         SOLE               11839
NGAS RESOURCES INC            COM            62912T103     144       18700  SH         SOLE               18700
PEGASUS WIRELESS CORP         COM            70558E108      19       31500  SH         SOLE               31500
PLAYTEX PRODUCTS INC          COM            72813P100     169       12600  SH         SOLE               12600
PXRE GROUP LTD                COM            G73018106     127       30800  SH         SOLE               30800
SIX FLAGS INC                 COM            83001P109      93       17700  SH         SOLE               17700
SONIC INNOVATIONS             COM            83545M109      64       15600  SH         SOLE               15600
STANDARD & POORS DEP RCPT     UNIT SER 1     78462F103   20037      150000  SH         SOLE              150000
TASER INTL INC                COM            87651B104      90       11800  SH         SOLE               11800
USEC INC                      COM            90333E108     140       14500  SH         SOLE               14500
VALENCE TECHNOLOGY            COM            918914102      19       10067  SH         SOLE               10067
VENDINGDATA CORP              COM            92261Q202      33       13000  SH         SOLE               13000
WCI COMMUNITIES INC           COM            92923C104     174       10000  SH         SOLE               10000
                                                         61243

SK 02915 0002 712613